SHAREHOLDERS' EQUITY - Ordinary Shares (Details)									1 Months Ended		12 Months Ended
	Nov. 18, 2024 USD ($) item shares	Nov. 06, 2024 USD ($) $ / shares shares	Sep. 18, 2024 USD ($) $ / shares shares	Aug. 26, 2024 USD ($) $ / shares shares	May 31, 2024 employee $ / shares shares	May 14, 2024 USD ($) $ / shares shares	Aug. 20, 2020 USD ($) $ / shares shares	Jan. 04, 2019 USD ($) $ / shares	May 31, 2024 USD ($) employee $ / shares shares	Dec. 26, 2018 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 08, 2024 $ / shares shares	Nov. 07, 2024 $ / shares shares	Jan. 26, 2018 shares
STOCKHOLDERS' EQUITY
Common stock, shares authorized | shares											50,000,000	50,000,000
Common stock par value, per share | $ / shares											$ 0.001	$ 0.001
Common stock, shares issued | shares											25,216,523	11,675,216
Ordinary shares, shares outstanding | shares											25,216,523	11,675,216
Common share price per share | $ / shares				$ 1.12
Recognized as construction in progress				$ 26,164		$ 24,761
Total value											$ 363,169
Employees and officers | employee					13				13
Payroll, payroll taxes and others											1,792,080	$ 572,240	$ 1,370,972
Share-Based Payment Arrangement, After Forfeiture, One | shares				23,360
Closing market price											24,761
Share price | $ / shares													$ 1.51
Costs of private placement											256,500
Proceeds from issuance											$ 2,450,002
Warrants outstanding | shares													126,082
Exercise price of warrants | $ / shares											$ 6.25		$ 6.25
Proceeds from warrant exercises											$ 232,958
Total value of underwriter warrants								$ 190,384			1,424,932
Employees And Officers
STOCKHOLDERS' EQUITY
Share-based compensation (in shares) | shares									1,175,920
Payroll, payroll taxes and others											$ 1,493,418
CEO and CFO
STOCKHOLDERS' EQUITY
Allocation of shares | shares									285,960
Total value									$ 363,169
Common Stock
STOCKHOLDERS' EQUITY
Issued expert as consideration | shares						23,360
Common share price per share | $ / shares						$ 1.06
Recognized as construction in progress						$ 23
Allocation of shares | shares											285,960
Total value											$ 286
Share-Based Payment Arrangement, After Forfeiture, One | shares											23,360
Closing market price				$ 24							$ 23
Common Stock | Employees And Officers
STOCKHOLDERS' EQUITY
Common share price per share | $ / shares					$ 1.27				$ 1.27
Share-based compensation (in shares) | shares					1,175,920
Share-based compensation											1,176
Additional Paid in Capital
STOCKHOLDERS' EQUITY
Recognized as construction in progress						$ 24,738
Total value											362,883
Closing market price				$ 26,140							24,738
Additional Paid in Capital | Employees And Officers
STOCKHOLDERS' EQUITY
Share-based compensation											$ 1,492,242
Series A warrant
STOCKHOLDERS' EQUITY
Warrants outstanding | shares											15,975,012			17,013,901	2,722,224
Exercise price of warrants | $ / shares														$ 0.216	$ 1.35
Proceeds from warrant exercises	$ 224,400
Number of investors exercised | item	4
Total value of underwriter warrants											$ 1,424,932
Series A warrant | Common Stock
STOCKHOLDERS' EQUITY
Shares issued exercise of warrants | shares	1,038,889
Series B warrant
STOCKHOLDERS' EQUITY
Shares issued exercise of warrants | shares		8,557,554
Exercise price of warrants | $ / shares		$ 0.216
Proceeds from warrant exercises		$ 8,558
Series B warrant | Common Stock
STOCKHOLDERS' EQUITY
Warrants exercised floor price | shares		6,861,114
Shares exercised at a price of 90% of the lowest trading price | shares		1,696,440
Percentage of lowest trading price		90.00%
Series B Warrants
STOCKHOLDERS' EQUITY
Share price | $ / shares			$ 1.35
Exercise price of warrants | $ / shares		$ 0.001	0.001
Series B Warrants | Common Stock
STOCKHOLDERS' EQUITY
Shares issued exercise of warrants | shares											8,557,554
IPO
STOCKHOLDERS' EQUITY
Proceeds from Issuance of Common Stock										$ 6,207,295
Common share price per share | $ / shares										$ 5
Deferred offering costs										$ 2,103,816
IPO | Underwriter Warrants | Network 1 Financial Securities, Inc.
STOCKHOLDERS' EQUITY
Common share price per share | $ / shares										$ 5
Second Closing Of IPO [Member]
STOCKHOLDERS' EQUITY
Proceeds from Issuance of Common Stock								$ 96,805
Share price | $ / shares								$ 5
Costs of private placement								$ 26,399
Security Purchase Agreement
STOCKHOLDERS' EQUITY
Common stock, shares authorized | shares							34,396
Common stock par value, per share | $ / shares							$ 3.3
Proceeds from Issuance of Common Stock							$ 113,507
Private placement
STOCKHOLDERS' EQUITY
Common stock par value, per share | $ / shares			0.001
Common share price per share | $ / shares			$ 0.9
Units issued during period | shares			2,722,224
Value of units issued during the period			$ 2,450,000
Number of shares that each unit includes | shares			1
Floor price per share | $ / shares			$ 0.216
Proceeds from issuance			$ 2,170,000
Private placement | Series A warrant
STOCKHOLDERS' EQUITY
Number Of warrants that each unit includes | shares			1
Private placement | Series B Warrants
STOCKHOLDERS' EQUITY
Number Of warrants that each unit includes | shares			1
MDJCC Limited
STOCKHOLDERS' EQUITY
Common stock, shares issued | shares																10,380,000